Acquisitions And Divestiture (Narrative) (Detail) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended
	Feb. 28, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 09, 2013 Item	Aug. 09, 2013 Sanchez Energy Partners I [Member]	Aug. 09, 2013 Sanchez Energy Partners I [Member] Common Class A [Member]	Jun. 30, 2014 Sanchez Energy Partners I [Member] Common Class A [Member]	Aug. 09, 2013 Sanchez Energy Partners I [Member] Common Class B [Member]	Jun. 30, 2014 Sanchez Energy Partners I [Member] Common Class B [Member]	Apr. 09, 2014 La Salle Parrish Oil Wells [Member] Item
Business Acquisition [Line Items]
Purchase price for acquisition							$ 30,400,000					$ 1,400,000
Cash consideration paid		1,351,000	130,000	20,221,000	252,000		20,100,000
Units owned by third party								1,130,512	484,505	4,724,407	5,139,345
Units owned by third party, percentage of total shares								70.00%	100.00%	16.60%	17.80%
Amount borrowed from reserve based credit facility							16,700,000
Number of wells acquired						67						9
Proceeds from sale of business	63,000,000
Post-closing adjustments	4,000,000
Gain (Loss) on sale of business			(3,100,000)
Cash paid to SEP I							$ 20,100,000
Percentage of wells acquired												20.00%